Shareholders' Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Shareholders' Equity (Details) [Line Items]
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred share, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Warrants, description	Redemption of Warrants When the Price per Share of Class A Ordinary shares Equals or Exceeds $18.00 — once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30 trading day period ending three business days before sending the notice of redemption to warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like).	Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering.Redemption of Warrants When the Price per Share of Class A Ordinary shares Equals or Exceeds $18.00 — once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon not less than 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30 trading day period ending three business days before sending the notice of redemption to warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like).
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, description	Holders of the Company’s ordinary shares are entitled to one vote for each share.	Holders of the Company’s ordinary shares are entitled to one vote for each share.
Underwriters shares			100,000
Ordinary shares, shares outstanding	300,000	300,000	300,000	300,000
Ordinary shares, shares issued	300,000	300,000	300,000	300,000
Shares subject to possible redemption	17,250,000	17,250,000		1,949,468
Aggregate shares outstanding, percentage	25.00%	25.00%
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares outstanding			400,000
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares outstanding			300,000
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, description	Holders of the Class B ordinary shares are entitled to one vote for each share.	Holders of the Class B ordinary shares are entitled to one vote for each share.
Ordinary shares, shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500
Ordinary shares, shares issued	4,312,500	4,312,500	4,312,500	4,312,500
Sponsor shares			4,312,500
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares outstanding			8,625,000
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares outstanding			4,312,500
Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Business combination, description	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to our Sponsor or its affiliates, without taking into account any, Founder Shares held by our Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above in this section will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of our initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to our Sponsor or its affiliates, without taking into account any, Founder Shares held by our Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds and interest thereon, available for the funding of the Company’s initial Business Combination on the date of the consummation of the Company’s initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above in this section will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.